UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2010
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Check here if Amendment [  ]; Amendment Number:
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   This Amendment (Check only one.):            [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      St. George Partners, LLC
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Address:   c/o Round Table Investment Management Company, LP
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           214 North Tryon Street, Suite 3000
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           Charlotte, North Carolinia 28202
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Form 13F File Number:  028-13407
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ian Banwell
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Title:  Authorized Member
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Phone:  (704) 208-3600
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Signature,  Place,  and  Date  of  Signing:

/s/ Ian Banwell                    Charlotte, North Carolina           2/14/2011
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      [Signature]                        [City, State]                  [Date]

Report  Type  (Check  only  one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting For this Manager:

13F File Number      Name

028-13383            Round Table Investment Management Company, LP
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